FINANCIAL INSTRUMENTS (Details 6) - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ (613)	$ 1,756
Forward contract One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	Banco Santander Uy	Banco Santander Uy
Nominal amount of hedging instrument	$ 14,880	$ 24,000
Net derivative financial liabilities	$ (586)	$ 1,213
Forward contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	HSBC Uruguay	HSBC Uruguay
Nominal amount of hedging instrument	$ 11,610	$ 9,000
Net derivative financial liabilities	$ (56)	$ 543
Forward contract Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	Citibank U.K.	Citibank U.K.
Nominal amount of hedging instrument	$ 4,425	$ 0
Net derivative financial liabilities	$ 29	$ 0